CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2024 ₪ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 ₪ / shares	Dec. 31, 2023 USD ($) shares
Supplemental Income Statement Elements [Abstract]
Accounts Receivable, Allowance for Credit Loss | $		$ 2,538		$ 2,091
Ordinary shares, par value per share | ₪ / shares	₪ 0.03		₪ 0.03
Ordinary shares, shares authorized		80,000,000		80,000,000
Ordinary shares, shares issued		44,940,392		48,106,683
Ordinary shares, shares outstanding		44,825,053		47,991,344
Treasury Stock, Common, Shares		115,339		115,339